RELATED PARTY TRANSACTIONS (Details) - USD ($)						12 Months Ended
	Jul. 31, 2019	Mar. 01, 2019	Jul. 31, 2018	Jul. 27, 2018	Jul. 24, 2018	May 31, 2020	May 31, 2019	Nov. 30, 2020
Former Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current						$ 16,250	$ 16,250	$ 16,250
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					103,989
Former Officer [Member] | Principal [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 31,250
Former Officer [Member] | Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 1,247
Chief Financial Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)				25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 months
Stock Issued During Period, Value, Restricted Stock Award, Gross				$ 17,500
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 355,000
Share-based Payment Arrangement, Expense						29,583	325,417
Chief Operating Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Employee-related Liabilities, Current						16,250
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	2 years
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 35,000
Share-based Payment Arrangement, Expense						$ 2,958	$ 32,542
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)					700,000
Stock Issued During Period, Value, Restricted Stock Award, Gross					$ 490,000
Payments for Commissions					250,000
Board of Directors Chairman [Member] | Principal [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Repayments of Related Party Debt					37,500
Board of Directors Chairman [Member] | Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Repayments of Related Party Debt					$ 3,903
Affiliated Entity [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)					196,336
Affiliated Entity [Member] | Principal [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 75,000
Affiliated Entity [Member] | Accrued Interest [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount					$ 3,534